                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07528
                ------------------------------------------------

                       Insured Municipal Income Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

INSURED MUNICIPAL INCOME FUND INC.
SEMIANNUAL REPORT
SEPTEMBER 30, 2005

INSURED MUNICIPAL INCOME FUND INC.

November 15, 2005

DEAR SHAREHOLDER,

We are pleased to present you with the semi-annual report for Insured Municipal Income Fund Inc. (the "Fund") for the six months ended September 30, 2005.

PERFORMANCE

Over the six-month period, the Fund returned 3.21% on a net asset value basis and 6.25% on a market price basis. Over the same period, the Fund's peer group, the Lipper Insured Municipal Debt Funds (Leveraged) median posted net asset value and market price returns of 3.79% and 7.22%, respectively. Finally, the Fund's benchmark, the Lehman Brothers Municipal Bond Index (the "Index"), returned 2.80%. (For more performance information, please refer to "Performance at a Glance" on page 5.)

The Fund continued to use leverage during the period, which was 40% of total assets as of September 30, 2005. While short-term rates rose over the period and increased the Fund's borrowings costs, this leverage still had a positive effect on the Fund's income during the reporting period, as the yields on the Fund's longer-term bonds more than offset the borrowing costs. Leverage magnifies returns on both the upside and on the downside, creating a wider range of returns within the Fund's peer group.

AN INTERVIEW WITH PORTFOLIO MANAGER KEVIN MCINTYRE

Q.  HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The US economy faced a number of challenges during the reporting period, including record high energy prices, natural disasters, rising interest rates, and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. GDP grew at 3.3% in the second quarter, and advance estimates for third quarter growth came in at 3.8%, stronger than expected in the wake of Hurricanes Katrina and Rita and the spike in oil and gas prices.

[SIDENOTE]

INSURED MUNICIPAL INCOME FUND INC.

INVESTMENT GOAL:

High level of current income exempt from federal income tax, consistent with preservation of capital

PORTFOLIO MANAGER:

Kevin McIntyre
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

June 8, 1993

NYSE SYMBOL:

PIF

DIVIDEND PAYMENTS:

Monthly

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THESE ECONOMIC CONDITIONS?

A. Given the strength of the economy, the Fed continued its tightening campaign, raising the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--four times over the period, bringing the fed funds rate to 3.75%. Throughout this tightening campaign that started in June 2004, the Fed has made it clear that it expects to continue to raise rates at a "measured" pace to keep inflation under control and, toward the end of the period, seemed to become increasingly concerned about inflation. Accordingly, the Fed raised rates another 0.25%, bringing the fed funds rate to 4.0% on November 1, after the close of the reporting period.

Q:  FINALLY, HOW DID THE MUNICIPAL BOND MARKET PERFORM IN THIS ENVIRONMENT?

A: Over the past six months, municipal bonds (munis) outperformed similarly dated Treasuries all along the yield curve. Overall, longer-dated securities were the top performers both for munis and Treasuries.

Q:  IN GENERAL TERMS, HOW DID YOU POSITION THE PORTFOLIO?

A: Given our expectation that yields would continue to rise in concert with the Fed's tightening cycle, we maintained a defensive duration position. (Duration is a measure of sensitivity to interest rate changes.) Toward the end of the period, we went a little longer on duration than we had been for previous months, while still remaining defensive relative to the index, since we felt market conditions and the continued rising rate environment warranted it. In terms of positioning, we maintained a barbell strategy, holding relative over-weights to both short-term and longer-term securities, while maintaining an underweight position to the 2- to 8-year portion of the yield curve. Also, we were underweighted to the 20-year area versus our peers. This barbell positioning resulted in underperformance in both the 10-15 and 20-year areas, as those bonds performed better than their short-term counterparts.

Q: LET'S TALK ABOUT FUND SPECIFICS. YOU WERE RECENTLY GIVEN MORE FLEXIBILITY TO INVEST IN AMT BONDS. HOW HAVE YOU PUT THIS STRATEGY TO WORK FOR THE FUND?

A: AMT bonds, those bonds subject to the alternative minimum tax for certain taxpayers, present us with an opportunity to add yield to the portfolio, and we now look for attractive AMT opportunities as part of our normal research. A couple of AMT bonds that we have added to the portfolio recently include Metropolitan Washington DC Airport Authority Bonds that mature in 2016 and yield 5.25%, and Hillsborough County for Tampa Port Authority bonds that mature at various times from 2016-2019 and yield 5.75%. Both of these bonds were attractively priced and structured, especially when compared with non-AMT bonds. The addition of these bonds boosted the portfolio's yield, as AMT bonds generally yield more than non-AMT bonds to compensate for the possibility that they may be less advantageous from a tax perspective for some investors.

Q: EARLIER THIS YEAR, THE FUND ALSO WAS GIVEN THE ABILITY TO INVEST IN NON-INSURED MUNICIPAL BONDS RATED AT LEAST BBB/BAA OR THE EQUIVALENT, UP TO A MAXIMUM OF 20% OF THE PORTFOLIO. HOW DID YOU PUT THIS FLEXIBILITY TO WORK?

A: While the Fund continues to invest most of its assets in insured municipal bonds, it now does have the latitude to invest outside of the Aaa/AAA universe. Any of these new holdings must still be diversified and have investment grade ratings. With that said, the past six months have been a tough environment in which to find attractive opportunities. Because credit spreads (the yield difference between a given bond and a Treasury, which is considered risk-free) have been near historical lows, we couldn't justify the additional risk these bonds present for only a minor uptick in yield. However, if credit spreads widen in the future and we feel those bonds offer a yield that adequately compensates for taking that additional risk, we expect to selectively add those lower-rated bonds to the Fund's portfolio.

Q:  FROM A SECTOR STANDPOINT, WHAT WERE IMPORTANT POSITIONS FOR THE FUND?

A: First, it's important to keep in mind that we attempt to maintain a well-diversified portfolio, and the Fund holds bonds in a number of different industry sectors and subsectors. However, our research leads us to focus on various sectors from time to time. Over the last six months, the power and water sectors stand out. They were attractive because they tend to have stronger revenue and earnings stability through various economic climates than other sectors, but are still priced comparably to other sectors. Conversely, we maintained the Fund's underweight to tobacco and hospital bonds, as we continued to have the same negative outlook we've had on these two sectors for quite some time.

Q:  WERE THERE ANY STATES OR REGIONS THAT WERE AN AREA OF FOCUS FOR THE FUND?

A: From a regional standpoint, we focused on states that exhibited improved fiscal health and offered attractively valued municipal bonds. Offerings that we believe met that definition included long-term California bonds, a state whose fiscal situation has continued to improve since its 2003 financial crisis, as well as tax-backed New Jersey debt. Finally, it's important to note that we had little exposure to hurricane-affected areas, and continue to closely monitor the credit quality of those Gulf states and municipalities.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ W.Douglas Beck                      /s/ Kevin McIntyre

W.Douglas Beck, CFA                     Kevin McIntyre
PRESIDENT                               PORTFOLIO MANAGEMENT TEAM
Insured Municipal Income Fund Inc.      Insured Municipal Income Fund Inc.
EXECUTIVE DIRECTOR                      DIRECTOR
UBS Global Asset Management (US) Inc.   UBS Global Asset Management (US) Inc.


/s/ Elbridge T. Gerry III

Elbridge T. Gerry III
PORTFOLIO MANAGEMENT TEAM
Insured Municipal Income Fund Inc.
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended September 30, 2005. The views and opinions in the letter were current as of November 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 9/30/05

                                      6 MONTHS   1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------------
NET ASSET VALUE RETURNS
Insured Municipal Income Fund Inc.      3.21%     3.94%     6.15%     6.30%
Lipper Insured Municipal Debt Funds
 (Leveraged) median                     3.79      5.25      7.94      6.50
MARKET PRICE RETURNS
Insured Municipal Income Fund Inc.      6.25      3.63      7.45      7.72
Lipper Insured Municipal Debt Funds
 (Leveraged) median                     7.22      5.73      8.05      7.22
Lehman Brothers Municipal Bond Index    2.80      4.05      6.34      6.06

Past performance does not predict future performance. The return and value of an investment will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates. NAV and market price returns for periods of less than one year are cumulative. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

SHARE PRICE, DIVIDEND AND YIELDS AS OF 9/30/05

Market Price                                                         $  13.17
Net Asset Value (per share applicable to common shareholders)        $  15.08
12-Month Net Investment Income Dividend to common shareholders
 (period ended 9/30/05)                                              $   0.70
September 2005 Dividend                                              $  0.055
Market Yield*                                                            5.01%
NAV Yield*                                                               4.38%

* Market yield is calculated by multiplying the September dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the September dividend by 12 and dividing by the month-end net asset value. Prices and yields will vary.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                              9/30/05       3/31/05      9/30/04
--------------------------------------------------------------------------------
Net Assets Applicable to Common
 Shareholders (mm)                          $    311.0   $    308.0   $    314.7
Weighted Average Maturity                     14.3 yrs     11.7 yrs     11.1 yrs
Weighted Average Duration                      4.2 yrs      4.3 yrs      4.8 yrs
Weighted Average Coupon                            5.0%         4.8%         4.7%
Leverage**                                        40.1%        40.1%        38.8%
Callable/Maturing Within Five Years*              11.6%        18.3%        13.8%
Callable/Maturing Beyond Five Years*              88.4%        81.7%        86.2%

PORTFOLIO COMPOSITION***                       9/30/05      3/31/05      9/30/04
--------------------------------------------------------------------------------
Long-Term Municipal Bonds                        150.3%       144.5%       143.5%
Short-Term Municipal Notes                        14.1         23.3         21.6
Futures                                            0.8          0.1         (0.0)+
Other Assets Less Liabilities                      2.3          0.3          1.6
Liquidation Value of Auction Preferred
 Shares                                          (67.5)       (68.2)       (66.7)
--------------------------------------------------------------------------------
TOTAL                                            100.0%       100.0%       100.0%
--------------------------------------------------------------------------------

CREDIT QUALITY***                              9/30/05      3/31/05      9/30/04
--------------------------------------------------------------------------------
AAA                                              146.6%       140.8%       139.0%
A1/SP1                                            14.1         23.3         20.1
Nonrated                                           3.7          3.7          6.0
Futures                                            0.8          0.1         (0.0)+
Other Assets Less Liabilities                      2.3          0.3          1.6
Liquidation Value of Auction Preferred
 Shares                                          (67.5)       (68.2)       (66.7)
--------------------------------------------------------------------------------
TOTAL                                            100.0%       100.0%       100.0%
--------------------------------------------------------------------------------

TOP FIVE STATES*     9/30/05                         3/31/05                         9/30/04
--------------------------------------------------------------------------------------------
California              38.1%  California               30.5%  California               24.6%
Texas                   13.4   Texas                    12.4   Texas                    17.3
New York                 7.3   New York                 10.0   New York                 11.2
Washington               6.4   Illinois                  8.6   Illinois                  8.0
Georgia                  5.4   New Mexico                6.5   Washington                6.0
--------------------------------------------------------------------------------------------
TOTAL                   70.6%                           68.0%                           67.1%
--------------------------------------------------------------------------------------------

TOP FIVE SECTORS*    9/30/05                         3/31/05                         9/30/04
--------------------------------------------------------------------------------------------
Water                   24.9%  Power                    21.2%  Power                    20.3%
Power                   19.3   Water & Sewer            21.2   Escrowed to Maturity     12.2
Hospital                 5.0   Escrowed to Maturity     10.3   Water & Sewer             9.5
Lease                    4.2   Hospital                  6.5   Hospital                  8.3
Airport                  3.3   Sales Tax                 4.2   Airport                   5.7
--------------------------------------------------------------------------------------------
TOTAL                   56.7%                           63.4%                           56.0%
--------------------------------------------------------------------------------------------

* Weightings represent percentages of total investments as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
**  As a percentage of total assets as of the dates indicated.
*** As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings shown are designated by Standard & Poor's Rating Group, an independent rating agency.
+ Represents less than (0.05)% of net assets applicable to common shareholders.

INSURED MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES           VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--150.28%

CALIFORNIA--62.59%
$  10,000    California State Department of
               Water Resources Power Supply
               Revenue-Series A (AMBAC
               Insured)                              Aaa         AAA          05/01/16         5.500%     $   11,101,400
    3,000    California State Department of
               Water Resources Revenue-
               Central Valley Project-
               Series AC (MBIA Insured)              Aaa         AAA          12/01/27         5.000           3,152,940
    4,000    California State Department of
               Water Resources Revenue-
               Series W (FSA Insured)                Aaa         AAA          12/01/14         5.500           4,556,000
    3,000    California State Economic
               Recovery-Series A (MBIA
               Insured)                              Aaa         AAA          07/01/15         5.000           3,265,770
       30    California State General
               Obligation (FGIC Insured)             Aaa         AAA          11/01/12         7.000              30,401
    3,305    Chino Valley Unified School
               District-Series A (FSA
               Insured)                              Aaa         AAA          08/01/26         5.000           3,457,327
    3,125    Contra Costa Water District
               Revenue-Series L (FSA Insured)        Aaa         AAA          10/01/19         5.000           3,339,719
    5,000    Contra Costa Water District
               Revenue-Series M (FSA Insured)        Aaa         AAA          10/01/18         5.000           5,356,150
    4,400    Inglewood Unified School
               District-1998 Election-
               Series C (FSA Insured)                Aaa         AAA          10/01/28         5.000           4,594,568
    3,200    Livermore-Amador Valley Water
               Management Agency Sewer
               Revenue-Series A (AMBAC
               Insured)                              Aaa         AAA          08/01/14         5.250           3,485,920
    2,000    Long Beach Finance Authority
               Lease Revenue-Aquarium of the
               South Pacific (AMBAC Insured)         Aaa         AAA          11/01/15         5.500           2,217,500
    5,000    Los Angeles Community College
               District Refunding-Election
               2001-Series A (FSA Insured)           Aaa         AAA          08/01/25         5.000           5,290,400
    9,000    Los Angeles Community College
                District Refunding-Election
                2001-Series A (FSA Insured           Aaa         AAA          06/01/26         5.000           9,500,490
    8,475    Los Angeles County Sanitation
                Districts Financing Authority
                Revenue-Capital Project-
                Series A (FSA Insured)               Aaa         AAA          10/01/20         5.000           9,009,942

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES           VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

CALIFORNIA--(CONTINUED)
$   3,000    Los Angeles University School
               District-Series A (FSA Insured)       Aaa         AAA          07/01/20          5.250%    $    3,270,630
   11,625    Los Angeles Waste & Water
               Systems Revenue Refunding-
               Subseries A (MBIA Insured)            Aaa         AAA          06/01/26          5.000         12,151,147
    7,000    Los Angeles Water & Power
               Revenue-Power Systems-
               Series A-A-1 (FSA Insured)            Aaa         AAA          07/01/21          5.250          7,500,990
    3,000    Los Angeles Water & Power
               Revenue-Power Systems-
               Series A-Subseries A-2
               (MBIA Insured)                        Aaa         AAA          07/01/16          5.000          3,227,280
    7,000    Los Angeles Water & Power
               Revenue-Power Systems-
               Series A-Subseries A-2
               (MBIA Insured)                        Aaa         AAA          07/01/18          5.000          7,490,910
    5,000    Los Angeles Water & Power
               Revenue-Power Systems-
               Series A-Subseries A-2
               (MBIA-IBC Insured)                    Aaa         AAA          07/01/30          5.000          5,194,950
    6,000    Los Angeles Water & Power
               Revenue-Power Systems-
               Series B (FSA Insured)                Aaa         AAA          07/01/25          5.000          6,300,840
    1,000    Marin Municipal Water District
               Revenue (AMBAC Insured)               Aaa         AAA          07/01/18          5.000          1,068,100
    4,260    Metropolitan Water District
               Waterworks Revenue-
               Series B-3 (MBIA Insured)             Aaa         AAA          10/01/17          5.000          4,589,426
    5,000    Metropolitan Water District
               Waterworks Revenue-
               Series B-3 (MBIA Insured)             Aaa         AAA          10/01/29          5.000          5,236,150
    6,000    Orange County Refunding-
               Recovery-Series A (MBIA
               Insured)                              Aaa         AAA          06/01/15          5.000          6,558,480
    7,160    Oxnard Financing Authority
               Waste & Water Revenue-
               Redwood Trunk Sewer &
               Headworks-Series A (FGIC
               Insured)                              Aaa         AAA          06/01/34          5.250          7,674,303
    6,520    Placentia-Yorba Linda Unified
               School District-Series A
               (FGIC Insured)                        Aaa         AAA          08/01/26          5.000          6,787,450

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

CALIFORNIA--(CONCLUDED)
$  10,000    Sacramento County Sanitation
               District Financing Authority
               Revenue (AMBAC Insured)               Aaa         AAA          12/01/27          5.000%    $   10,368,700
    5,045    Sacramento County Sanitation
               District Financing Authority
               Revenue-County Sanitation
               District 1 (MBIA Insured)             Aaa         AAA          08/01/19          5.000          5,426,150
    7,000    Sacramento Municipal Utility
               Revenue-Municipal Utility
               District-Series R (MBIA
               Insured)                              Aaa         AAA          08/15/19          5.000          7,447,370
    4,000    San Francisco City & County
               Airport Commission
               International Airport-Second
               Series 27B (FGIC Insured)             Aaa         AAA          05/01/15          5.250          4,326,960
    7,910    San Jose Libraries, Parks &
               Public Safety Project (MBIA
               Insured)                              Aaa         AAA          09/01/27          5.000          8,267,216
    9,000    San Jose Unified School
               District Santa Clara County-
               Election 2002-Series B
               (FGIC Insured)                        Aaa         AAA          08/01/29          5.000          9,456,210
    3,825    Walnut Energy Center
               Authority Revenue-Series A
               (AMBAC Insured)                       Aaa         AAA          01/01/34          5.000          3,963,388
------------------------------------------------------------------------------------------------------------------------
                                                                                                             194,665,177
------------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--2.03%
    4,000    District of Columbia Hospital
               Revenue-Medlantic
               Healthcare-Series A
               (Escrowed to Maturity)
               (MBIA Insured)                        Aaa         AAA          08/15/14          5.750          4,159,640
    2,000    Metropolitan Airport Authority
               Systems-AMT-Series A
               (MBIA Insured)                        Aaa         AAA          10/01/16          5.250          2,164,980
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,324,620
------------------------------------------------------------------------------------------------------------------------

FLORIDA--4.84%
    6,450    Florida State Board of
               Education-Public Education-
               Series A (FSA Insured)                Aaa         AAA          06/01/27          5.000          6,741,927

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES           VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

FLORIDA--(CONCLUDED)
$   1,060    Hillsborough County Port
               District Revenue Tampa Port
               Authority Project-AMT-Series A
               (MBIA Insured)                        Aaa         AAA          06/01/16          5.750%    $    1,171,788
    1,115    Hillsborough County Port
               District Revenue Tampa Port
               Authority Project-AMT-Series A
               (MBIA Insured)                        Aaa         AAA          06/01/17          5.750          1,232,588
    1,175    Hillsborough County Port
               District Revenue Tampa Port
               Authority Project-AMT-Series A
               (MBIA Insured)                        Aaa         AAA          06/01/18          5.750          1,298,915
    1,240    Hillsborough County Port
               District Revenue Tampa Port
               Authority Project-AMT-Series A
               (MBIA Insured)                        Aaa         AAA          06/01/19          5.750          1,370,770
    3,000    Miami-Dade County Expressway
               Authority Toll System
               Revenue-Series B (FGIC
               Insured)                              Aaa         AAA          07/01/26          5.250          3,235,380
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,051,368
------------------------------------------------------------------------------------------------------------------------

GEORGIA--8.82%
    1,015    Columbus Building Authority
               Lease Revenue-Series A
               (FGIC Insured)                        Aaa         AAA          01/01/16          5.250          1,116,114
   13,850    Georgia Local Government
               Certificates of Participation-
               Grantor Transportation-
               Series A (MBIA Insured)               Aaa         AAA          06/01/28          4.750         14,218,549
    2,000    Georgia Municipal Electric
               Authority Power Revenue-
               Series A (FSA Insured)                Aaa         AAA          01/01/18          5.000          2,126,240
       15    Georgia Municipal Electric
               Authority Power Revenue-
               Series Y (MBIA-IBC Insured)           Aaa         AAA          01/01/10         10.000             18,895
    4,515    Georgia Municipal Electric
               Authority Power Revenue-
               Unrefunded Balance-Series Y
               (FSA-CR Insured)                      Aaa         AAA          01/01/10         10.000          5,675,039

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES            VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

GEORGIA--(CONCLUDED)
$   3,410    Georgia Municipal Electric
               Authority Power Revenue-
               Unrefunded Balance-
               Series Y (MBIA-IBC Insured)           Aaa         AAA          01/01/10         10.000%    $    4,286,131
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,440,968
------------------------------------------------------------------------------------------------------------------------

ILLINOIS--5.16%
    1,500    Chicago General Obligation-
               Series A (FSA Insured)                Aaa         AAA          01/01/25          5.000          1,566,900
    2,000    Chicago General Obligation-
               Series A (FSA Insured)                Aaa         AAA          01/01/26          5.000          2,086,380
      740    Chicago General Obligation-
               Series A (Pre-refunded with
               U.S. Government Securities
               to 01/01/11 @ $101) (MBIA
               Insured)                              Aaa         AAA          01/01/14          5.500            821,089
      260    Chicago General Obligation-
               Unrefunded Balance-Series A
               (MBIA Insured)                        Aaa         AAA          01/01/14          5.500            286,380
    4,500    Illinois Health Facilities Authority
               Revenue-Franciscan Sisters
               Health Care-Series C
               (Escrowed to Maturity)
               (MBIA Insured)                        Aaa         AAA          09/01/18          5.750          5,159,070
    3,000    Kane McHenry Cook & De Kalb
               Counties-United School
               District No. 300 (MBIA Insured)       Aaa         AAA          12/01/15          5.500          3,307,440
    2,395    Metropolitan Pier & Exposition
               Authority-Illinois Dedicated
               State Tax-Series A-2002
               (Pre-refunded with U.S.
               Government Securities to
               06/15/19 @ $100) (FGIC
               Insured)                              Aaa         AAA          12/15/23          5.500          2,808,521
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,035,780
------------------------------------------------------------------------------------------------------------------------

INDIANA--0.35%
    1,000    Indiana University Revenue-
              Student Fee-Series O (FGIC
              Insured)                               Aaa         AAA          08/01/18          5.250          1,088,230

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES           VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

MAINE--1.57%
$   4,785    Maine Health & Higher
               Educational Facilities
               Authority Revenue-Series A
               (Escrowed to Maturity)
               (FSA Insured)                         NR          AAA          07/01/23          5.500%    $    4,873,523

MISSOURI--1.68%
    1,740    St. Louis Airport Revenue-
               Capital Improvement Project-
               Series A (MBIA Insured)               Aaa         AAA          07/01/15          5.375          1,900,689
    2,035    St. Louis Airport Revenue-
               Capital Improvement Project-
               Series A (MBIA Insured)               Aaa         AAA          07/01/16          5.375          2,222,932
    1,000    St. Louis Airport Revenue-
               Capital Improvement Project-
               Series A (MBIA Insured)               Aaa         AAA          07/01/18          5.375          1,089,860
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,213,481
------------------------------------------------------------------------------------------------------------------------

NEVADA--3.71%
    4,000    Washoe County Gas & Water
               Facilities Revenue-Sierra
               Pacific Power Co. Project-
               Series B (MBIA Insured)               Aaa         AAA          06/01/23          5.900          4,008,800
    7,500    Washoe County Water Facilities
               Revenue-Sierra Pacific Power Co.
               Project-Series A (MBIA Insured)       Aaa         AAA          06/01/23          5.900          7,516,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,525,300
------------------------------------------------------------------------------------------------------------------------

NEW JERSEY--1.07%
    3,150    New Jersey Economic
               Development Authority
               Revenue-Cigarette Tax (FGIC
               Insured)                              Aaa         AAA          06/15/09          5.000          3,327,975

NEW MEXICO--8.07%
   15,000    New Mexico Finance Authority
               State Transportation Revenue-
               Senior Lien-Series A (MBIA
               Insured)+                             Aaa         AAA          06/15/20          5.250         16,354,950
    4,130    University of New Mexico
               Revenue-Hospital Meeting
               (FSA-FHA Insured)                     Aaa         AAA          01/01/23          5.000          4,320,352

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES           VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

NEW MEXICO--(CONCLUDED)
$   4,230    University of New Mexico
               Revenue-Hospital Meeting
               (FSA-FHA Insured)                     Aaa         AAA          07/01/23          5.000%    $    4,424,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,100,262
------------------------------------------------------------------------------------------------------------------------

NEW YORK--6.55%
    3,000    New York State Dormitory
               Authority Revenue-Series B
               (Mandatory Put 05/15/12
               @ $100) (FGIC Insured)                Aaa         AAA          11/15/29          5.250++        3,272,340
    3,000    New York State Dormitory
               Authority Revenue-Sloan
               Kettering Center-Series 1
               (MBIA Insured)                        Aaa         AAA          07/01/16          5.000          3,221,880
    2,000    Long Island Power Authority
               Electric System Revenue-
               Series A (FSA Insured)                Aaa         AAA          12/01/22          5.125          2,102,360
    5,650    Metropolitan Transportation
               Authority Dedicated Tax Fund-
               Series A (FSA Insured)                Aaa         AAA          11/15/24          5.250          6,121,040
    4,000    Metropolitan Transportation
               Authority Revenue-Series A
               (FGIC Insured)                        Aaa         AAA          11/15/17          5.000          4,305,360
    1,200    New York City General
               Obligation-Series F (MBIA-IBC
               Insured)                              Aaa         AAA          08/01/12          5.750          1,356,984
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,379,964
------------------------------------------------------------------------------------------------------------------------

NORTH CAROLINA--1.22%
    3,505    Charlotte Certificates of
               Participation Refunding-
               Convention Facilities Project-
               Series A (MBIA Insured)               Aaa         AAA          08/01/12          5.000          3,794,338

OHIO--3.75%
    5,000    Cleveland Airport Systems
               Revenue-Series A
               (FSA Insured)                         Aaa         AAA          01/01/14          5.250          5,371,550
    6,045    Columbus City School District
               School Facilities Construction &
               Improvement (FGIC Insured)            Aaa         AAA          12/01/31          5.000          6,294,538
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,666,088
------------------------------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES           VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

PENNSYLVANIA--5.93%
$  15,390    Allegheny County Sanitation
               Authority Sewer Revenue
               Refunding-Series A (MBIA
               Insured)                              Aaa         AAA          12/01/23          5.000%    $   16,308,014
    1,000    Philadelphia General Obligation
               (FSA Insured)                         Aaa         AAA          03/15/13          5.250          1,067,890
    1,000    Philadelphia General Obligation
               (FSA Insured)                         Aaa         AAA          03/15/14          5.250          1,067,890
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,443,794
------------------------------------------------------------------------------------------------------------------------

PUERTO RICO--1.75%
    5,000    Puerto Rico Public Finance
               Corp. Commonwealth
               Appropriation-Series A
               (Mandatory Put 02/01/12 @
               $100) (FGIC Insured)                  Aaa         AAA          08/01/31          5.250++        5,455,450

RHODE ISLAND--1.90%
    5,140    Rhode Island Depositors
               Economic Protection Corp.
               Special Obligation-Series A
              (Escrowed to Maturity)
              (FSA Insured)                          NR          AAA          08/01/14          5.750          5,906,837

SOUTH CAROLINA--1.21%
    2,500    Medical University of South
               Carolina Hospital Authority
               Hospital Facilities Revenue
               Refunding-Series A
               (MBIA-FHA Insured)                    Aaa         AAA          02/15/25          5.250          2,665,975
    1,000    Myrtle Beach Water & Sewer
               Revenue System (FGIC
               Insured)                              Aaa         AAA          03/01/15          5.375          1,099,610
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,765,585
------------------------------------------------------------------------------------------------------------------------

TEXAS--17.19%
    7,015    Austin Water & Wastewater
               System Revenue Refunding
               (MBIA Insured)                        Aaa         AAA          05/15/29          5.000          7,349,756
    2,000    Corpus Christi Utilities System
               Revenue Refunding &
               Improvement (FSA Insured)             Aaa         AAA          07/15/17          5.250          2,199,300

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES           VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONTINUED)

TEXAS--(CONCLUDED)
$   5,170    Fort Bend Independent School
               District Refunding-Series A
               (PSF-GTD)                             NR          AAA          08/15/26          5.250%    $    5,532,882
    2,120    Frisco Certificates Obligation-
               Series A (FGIC Insured)               Aaa         AAA          02/15/14          5.250          2,284,215
   13,500    Houston Utility Systems
               Revenue Refunding-First
               Lien-Series A (FGIC Insured)          Aaa         AAA          05/15/23          5.250         14,485,770
    7,000    Houston Utility Systems
               Revenue Refunding-First
               Lien-Series A (MBIA Insured)          Aaa         AAA          05/15/25          5.250          7,479,850
    2,000    Irving Independent School
               District Refunding-Capital
               Appreciation-Series A
               (PSF-GTD)                             Aaa         AAA          02/15/12          4.960#         1,566,420
    2,000    Jefferson County General
               Obligation (FGIC Insured)             Aaa         AAA          08/01/20          5.250          2,158,060
    1,065    San Antonio Refunding-General
               Improvement Forward-Series
               2006 (FGIC Insured)(a)                Aaa         AAA          08/01/12          5.250          1,150,605
    1,420    San Antonio Refunding-General
               Improvement Forward-Series
               2006 (FGIC Insured)(a)                Aaa         AAA          08/01/13          5.250          1,539,536
      155    San Antonio Water Revenue
               (MBIA Insured)                        Aaa         AAA          05/15/16          6.000            162,302
      720    San Antonio Water Revenue
               (Pre-refunded with U.S.
               Government Securities to
               05/15/07 @ $100)
               (MBIA Insured)                        Aaa         AAA          05/15/16          6.000            822,377
    6,110    Texas A&M University Fund               Aaa         NR           07/01/17          5.250          6,648,413
       60    Williamson County General
               Obligation-Unrefunded
               Balance (FSA Insured)                 Aaa         AAA          02/15/17          5.500             65,309
------------------------------------------------------------------------------------------------------------------------
                                                                                                              53,444,795
------------------------------------------------------------------------------------------------------------------------

WASHINGTON--10.49%
    5,210    Washington State Public Power
               Supply Revenue Refunding-
               Systems Nuclear Project No. 2-
               Series A (Escrowed to Maturity)
               (MBIA Insured)                        Aaa         AAA          07/01/11          6.550#         4,214,525

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES           VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS--(CONCLUDED)

WASHINGTON--(CONCLUDED)
$   2,220    Cowlitz County School
               District No. 458 Kelso
               (FSA Insured)                         Aaa         NR           12/01/15          5.750%    $    2,490,862
    1,000    Cowlitz County School
               District No. 458 Kelso
               (FSA Insured)                         Aaa         NR           12/01/18          5.750          1,118,870
    2,000    Energy Northwest Electric
               Revenue-Columbia Generator
               Station-Series F (MBIA Insured)       Aaa         AAA          07/01/18          5.000          2,118,400
   10,000    Energy Northwest Electric
               Revenue-Project No. 1-
               Series A (AMBAC Insured)              Aaa         AAA          07/01/14          5.000         10,862,600
    5,000    Energy Northwest Electric
               Revenue-Project No. 1-
               Series A (AMBAC Insured)              Aaa         AAA          07/01/15          5.000          5,433,900
    2,175    Energy Northwest Electric
               Revenue-Project No. 1-
               Series A (MBIA Insured)               Aaa         AAA          07/01/15          5.750          2,437,762
    3,785    Spokane County Refunding-
               Series B (MBIA Insured)               Aaa         AAA          12/01/10          5.000          3,950,972
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,627,891
------------------------------------------------------------------------------------------------------------------------

WISCONSIN--0.40%
    1,105    Ladysmith-Hawkins School
               District Refunding (FGIC
               Insured)                              Aaa         NR           04/01/20          5.500          1,242,981
------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Bonds (cost--$461,360,832)                                                         467,374,407
------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL NOTES--14.12%

ILLINOIS--3.58%
    4,880    Illinois Health Facilities Authority
               Revenue-University of Chicago
               Hospitals (MBIA Insured)             VMIG-1      A-1+          10/03/05          2.810*         4,880,000
    6,250    Illinois Health Facilities Authority
               Revenue-University of Chicago
               Hospitals Project-Series C
               (MBIA Insured)                       VMIG-1      A-1+          10/03/05          2.760*         6,250,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,130,000
------------------------------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                            MOODY'S       S&P          MATURITY       INTEREST
 (000)                                             RATING      RATING          DATES          RATES           VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES--(CONCLUDED)

MASSACHUSETTS--0.19%
$     580    Massachusetts State Health &
               Educational Facilities
               Authority Revenue-Capital
               Asset Program-Series B
               (MBIA Insured)                       VMIG-1      A-1+          10/03/05          2.810%*   $      580,000

NEW YORK--5.46%
    8,600    New York City General
               Obligation-SubSeries A-6
               (FSA Insured)                        VMIG-1      A-1+          10/03/05          2.700*         8,600,000
    6,000    New York City General
               Obligation-Series B-
               Subseries B-4 (MBIA Insured)         VMIG-1      A-1+          10/03/05          2.680*         6,000,000
    2,400    New York City Municipal Water
               Finance Authority Water &
               Sewer Systems Revenue-
               Series C (FGIC Insured)              VMIG-1      A-1+          10/03/05          2.680*         2,400,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,000,000
------------------------------------------------------------------------------------------------------------------------

TEXAS--4.89%
   15,000    Texas State Tax & Revenue
                Anticipation Notes                   MIG1       SP-1+         08/31/06          4.500         15,200,100
------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Notes (cost--$43,915,218)                                                          43,910,100
------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$505,276,050)--164.40%                                                              511,284,507
Other assets in excess of liabilities--3.12%                                                                   9,719,847
Liquidation value of auction preferred shares--(67.52)%                                                     (210,000,000)
------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders--100.00%                                                     $  311,004,354
------------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of September 30, 2005.
# Interest rates shown reflect yield to maturity at purchase date for zero coupon bonds.
++ Floating rate security. The interest rate shown is the current rate as of September 30, 2005.
+    Entire amount pledged as collateral for futures transactions.
(a) Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
CR      -- Custodial Receipts
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Authority
FSA     -- Financial Security Assurance
GTD     -- Guaranteed
IBC     -- Insured Bond Certificate
MBIA    -- Municipal Bond Investors Assurance
NR      -- Not Rated
PSF     -- Permanent School Fund

FUTURES CONTRACTS

NUMBER OF                               IN           EXPIRATION     UNREALIZED
CONTRACTS   CONTRACTS TO DELIVER   EXCHANGE FOR        DATES       APPRECIATION
-------------------------------------------------------------------------------
             U.S. Treasury Bond
      515      20 Year Futures     $  60,568,506   December 2005   $  1,649,288
             U.S. Treasury Note
      360      10 Year Futures        40,374,810   December 2005        802,935
-------------------------------------------------------------------------------
                                                                   $  2,452,223
-------------------------------------------------------------------------------

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS:

Investments in securities, at value (cost--$505,276,050)                           $      511,284,507
Cash                                                                                           98,887
Receivable for investments sold                                                             5,674,067
Receivable for interest                                                                     6,717,610
Receivable for variation margin                                                               311,250
Other assets                                                                                   13,232
Total assets                                                                              524,099,553
LIABILITIES:

Payable for investments purchased                                                           2,646,078
Payable to investment advisor and administrator                                               258,555
Dividends payable to auction preferred shareholders                                            48,957
Accrued expenses and other liabilities                                                        141,609
Total liabilities                                                                           3,095,199
Auction preferred shares series A, B, C, D,E and F-4, 200 non-participating shares authorized, issued and outstanding; $0.001 par value;
  $50,000 liquidation value per share                                                     210,000,000
Net assets applicable to common shareholders                                       $      311,004,354
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

Common Stock-$0.001 par value; 199,997,000 shares authorized;
  20,628,363 shares issued and outstanding                                                301,976,191
Undistributed net investment income                                                           436,610
Accumulated net realized gain from investment activities and futures                          130,873
Net unrealized appreciation of investments and futures                                      8,460,680
Net assets applicable to common shareholders                                       $      311,004,354
Net asset value per common share ($311,004,354 applicable to 20,628,363
  common shares outstanding)                                                       $            15.08

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED
                                                                                   SEPTEMBER 30, 2005
                                                                                      (UNAUDITED)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                           $       11,483,739
EXPENSES:
Investment advisory and administration fees                                                 2,363,440
Auction preferred shares expenses                                                             301,301
Custody and accounting fees                                                                   157,563
Professional fees                                                                              46,397
Reports and notices to shareholders                                                            40,228
Transfer agency fees                                                                            8,586
Directors' fees                                                                                 8,114
Other expenses                                                                                 41,992
                                                                                            2,967,621
Less: Fee waivers by investment advisor and administrator                                    (787,813)
Net expenses                                                                                2,179,808
Net investment income                                                                       9,303,931
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gain (loss) from:
     Investments                                                                            3,596,157
     Futures                                                                               (2,171,568)
Net change in unrealized appreciation/depreciation of:
     Investments                                                                             (528,383)
     Futures                                                                                2,109,581
Net realized and unrealized gain from investment activities                                 3,005,787
Dividends to auction preferred shareholders from net investment income                     (2,530,582)
Net increase in net assets applicable to common shareholders
  resulting from operations                                                        $        9,779,136

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

                                                                       FOR THE SIX
                                                                       MONTHS ENDED            FOR THE
                                                                    SEPTEMBER 30, 2005        YEAR ENDED
                                                                        (UNAUDITED)         MARCH 31, 2005
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                               $        9,303,931    $       17,183,245
Net realized gains from investment activities and futures                    1,424,589             2,287,506
Net change in unrealized appreciation/depreciation of
  investments and futures                                                    1,581,198            (8,902,767)
COMMON SHARE EQUIVALENT OF DIVIDENDS AND
  DISTRIBUTIONS TO AUCTION PREFERRED SHAREHOLDERS
  FROM:
Net investment income                                                       (2,530,582)           (2,812,124)
Net realized gains from investment activities                                       --              (194,876)
Total dividends and distributions paid to auction
  preferred shareholders                                                    (2,530,582)           (3,007,000)
Net increase in net assets applicable to common
  shareholders resulting from operations                                     9,779,136             7,560,984
DIVIDENDS AND DISTRIBUTIONS TO COMMON
  SHAREHOLDERS FROM:
Net investment income                                                       (6,807,360)          (15,677,560)
Net realized gains from investment activities                                       --            (1,419,231)
Total dividends and distributions to common
  shareholders                                                              (6,807,360)          (17,096,791)
Net increase (decrease) in net assets applicable to common
  shareholders                                                               2,971,776            (9,535,807)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                        308,032,578           317,568,385
End of period                                                       $      311,004,354    $      308,032,578
Accumulated undistributed net investment income                     $          436,610    $          470,621

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. There can be no assurance that the Fund's investment objective will be achieved.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock

Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Securities traded in the over-the-counter ("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or municipal obligations equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund was unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortion.

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund.

Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM"), under which UBS Global AM serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets applicable to holders of common and auction preferred shares. UBS Global AM has agreed to waive 0.30% of the advisory and administration fee, so that the Fund's effective fee is 0.60% of average weekly net assets applicable to holders of common and auction preferred shares. This waiver will continue indefinitely unless the Board agrees to any change. At September 30, 2005, the Fund owed UBS Global AM $258,555, which is composed of $387,832 of investment advisory and administration fees less fees waived of $129,277. For the six months ended September 30, 2005, UBS Global AM waived $787,813 of investment advisory and administration fees from the Fund.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended September 30, 2005, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $82,449,007. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions. In addition, Morgan Stanley may participate as a broker-dealer in auctions for the Fund's Auction Preferred Shares and receive compensation therefor. Amounts received by Morgan Stanley, if any, will vary depending upon that firm's participation in an auction, and such amounts are calculated and paid by the auction agent from money provided by the Fund.

AUCTION PREFERRED SHARES

The Fund has issued 800 shares of auction preferred shares Series A, 800 shares of auction preferred shares Series B, 800 shares of auction preferred shares Series C, 600 shares of auction preferred shares Series D, 600 shares of auction preferred shares Series E and 600 shares of auction preferred shares Series F which are referred to herein collectively as the "APS." All shares of each series of APS have liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, which are cumulative, are generally reset every 7 days for each Series of APS. Dividend rates ranged from 1.890% to 2.875% for the six months ended September 30, 2005.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the APS will vote separately as a class on certain matters, as required by law. The holders of the APS have the right to elect two directors of the Fund.

The redemption of the Fund's APS is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $161,007,263 and $141,094,305, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended March 31, 2005 was as follows:

DISTRIBUTIONS PAID FROM:                                               2005
--------------------------------------------------------------------------------
Tax-exempt income                                                 $   18,116,461
Net long-term capital gains                                            1,987,330
--------------------------------------------------------------------------------
Total distributions paid                                          $   20,103,791
--------------------------------------------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending March 31, 2006.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at September 30, 2005 were as follows:

Tax cost of investments                                           $  505,276,050

Gross unrealized appreciation                                     $    7,682,282
Gross unrealized depreciation                                         (1,673,825)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $    6,008,457
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

INSURED MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                       FOR THE
                                                   SIX MONTHS ENDED
                                                     SEPTEMBER 30,
                                                        2005
                                                     (UNAUDITED)
-------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    14.93
Net investment income                                       0.45
Net realized and unrealized gains (losses) from
  investment activities                                     0.15
Common share equivalent of dividends and
  distributions paid to auction preferred
  shareholders from:
  Net investment income                                    (0.12)
  Net realized gains from investment activities               --
Total dividends and distributions paid to
  auction preferred shareholders                           (0.12)
Net increase from operations                                0.48
Dividends and distributions paid to common
  shareholders from:
  Net investment income                                    (0.33)
  Net realized gains from investment activities               --
Total dividends and distributions paid to
  common shareholders                                      (0.33)
Auction preferred shares offering expenses
NET ASSET VALUE, END OF PERIOD                        $    15.08
MARKET VALUE, END OF PERIOD                           $    13.17
TOTAL INVESTMENT RETURN(1)                                  6.25%
RATIO TO AVERAGE NET ASSETS ATTRIBUTABLE TO
  COMMON SHARES:
Total expenses, net of fee waivers by advisor               1.39%*
Total expenses, before fee waivers by advisor               1.89%*
Net investment income before auction preferred
  shares dividends                                          5.91%*
Auction preferred shares dividends from
  net investment income                                     1.61%*
Net investment income available to common
  shareholders, net of fee waivers by advisor               4.30%*
Net investment income available to common
  shareholders, before fee waivers by advisor               3.80%*
SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000's)                               $  311,004
Portfolio turnover                                            29%
Asset coverage per share of auction preferred
  shares, end of period                               $  124,049

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for the period less than one year. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
#    Amount represents less than $0.005 per common share.

                                                                           FOR THE YEARS ENDED MARCH 31,
                                                      ----------------------------------------------------------------------
                                                         2005           2004           2003           2002           2001
                                                      ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    15.39     $    15.76     $    15.15     $    15.30     $    14.54
Net investment income                                       0.83           0.84           0.97           1.01           1.04
Net realized and unrealized gains (losses) from
  investment activities                                    (0.31)          0.00#          0.58          (0.26)          0.79
Common share equivalent of dividends and
  distributions paid to auction preferred
  shareholders from:
  Net investment income                                    (0.14)         (0.07)         (0.10)         (0.17)         (0.31)
  Net realized gains from investment activities            (0.01)         (0.02)            --             --             --
Total dividends and distributions paid to
  auction preferred shareholders                           (0.15)         (0.09)         (0.10)         (0.17)         (0.31)
Net increase from operations                                0.37           0.75           1.45           0.58           1.52
Dividends and distributions paid to common
  shareholders from:
  Net investment income                                    (0.76)         (0.84)         (0.84)         (0.73)         (0.76)
  Net realized gains from investment activities            (0.07)         (0.24)            --             --             --
Total dividends and distributions paid to
  common shareholders                                      (0.83)         (1.08)         (0.84)         (0.73)         (0.76)
Auction preferred shares offering expenses                    --          (0.04)            --             --             --
NET ASSET VALUE, END OF PERIOD                        $    14.93     $    15.39     $    15.76     $    15.15     $    15.30
MARKET VALUE, END OF PERIOD                           $    12.71     $    14.48     $    13.98     $    13.42     $    13.11
TOTAL INVESTMENT RETURN(1)                                 (6.55)%        11.75%         10.61%          8.04%         16.02%
RATIO TO AVERAGE NET ASSETS ATTRIBUTABLE TO
  COMMON SHARES:
Total expenses, net of fee waivers by advisor               1.51%          1.35%          1.41%          1.42%          1.44%
Total expenses, before fee waivers by advisor               1.96%          1.62%          1.60%          1.61%          1.63%
Net investment income before auction preferred
  shares dividends                                          5.52%          5.42%          6.23%          6.57%          7.00%
Auction preferred shares dividends from
  net investment income                                     0.90%          0.44%          0.61%          1.11%          2.10%
Net investment income available to common
  shareholders, net of fee waivers by advisor               4.62%          4.98%          5.62%          5.46%          4.90%
Net investment income available to common
  shareholders, before fee waivers by advisor               4.17%          4.71%          5.43%          5.27%          4.71%
SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000's)                               $  308,033     $  317,568     $  325,060     $  312,552     $  315,568
Portfolio turnover                                            50%            37%            24%            14%             2%
Asset coverage per share of auction preferred
  shares, end of period                               $  123,341     $  125,612     $  158,353     $  154,184     $  155,189

GENERAL INFORMATION (UNAUDITED)

THE FUND

Insured Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had approximately $50.2 billion in assets under management as of September 30, 2005.

Effective October 1, 2005, Kevin McIntyre assumed primary responsibility for the day-to-day management of the Fund. Mr. McIntyre is a director and portfolio manager of UBS Global AM. Mr. McIntyre joined UBS Global AM in 1995 and has been a member of its municipal securities team since that date. Mr. McIntyre has previously served as a trader for the municipal securities group.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "PIF." Comparative net asset value and market price information about the Fund is published weekly in THE WALL STREET JOURNAL, THE NEW YORK TIMES and BARRON'S, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on July 21, 2005. At the meeting Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, Richard R. Burt, Meyer Feldberg, and William D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

COMMON STOCK AND APS SHARES VOTING AS A SINGLE CLASS

                                                                              SHARES
                                                              SHARES         WITHHOLD
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE ELECTION OF:        VOTED FOR      AUTHORITY
--------------------------------------------------------------------------------------
Richard Q. Armstrong                                      19,221,100.276   732,267.788
David J. Beaubien                                         19,227,184.276   726,183.788
Richard R. Burt                                           19,218,115.276   735,252.788
William D. White                                          19,228,404.276   724,963.788

AUCTION PREFERRED SHARES

                                                                              SHARES
                                                              SHARES         WITHHOLD
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE ELECTION OF:       VOTED FOR       AUTHORITY
-------------------------------------------------------------------------------------
Margo N. Alexander                                             3,990           1
Meyer Feldberg                                                 3,990           1

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash. Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331 1710.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND

At a meeting of the board of Insured Municipal Income Fund ("Fund") on July 20, 2005, the members of the board, including the directors who are not "interested persons" of the Fund ("Independent Directors") as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory and Administration Agreement for the Fund. In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (US) Inc. ("UBS Global AM") to assist them, including performance and expense information for other investment companies with similar investment objectives to the Fund. The board received and considered a variety of information about UBS Global AM, as well as the advisory and administrative arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Agreement. Subsequently, the Chairman of the board and independent legal counsel to the Independent Directors met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements. In its consideration of the approval of the Advisory and Administration Agreement, the board, including the Independent Directors, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION AGREEMENT

The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS Global AM under the Advisory and Administration Agreement during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. In conducting its review, the board had available UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's soft dollar policies and practices, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Advisory and Administration Agreement.

FUND PERFORMANCE

The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five- and ten-year periods, ended May 31, 2005 and since inception. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance as compared against the Performance Universe was consistently below average for the comparative periods. Specifically, the Fund's performance was in the fourth and fifth quintile for all comparative periods. The board in its review noted that management explained that the Fund had consistently underperformed due in large part to its conservative duration, higher overall credit quality and an aversion to significant exposure to securities subject to the alternative minimum tax ("AMT"). In addition, the board noted several changes made in recent years that should provide the portfolio management team with increased flexibility over the long-term. The changes included the following: (1) increased ability to invest in securities having a maturity of ten years or less, (2) increased ability to use derivatives to hedge unwanted duration exposure while preserving security selection opportunities, (3) increasing the amount of leverage to take advantage of a continued steepness in the yield curve, (4) potential increased AMT exposure, and (5) modifying investment policies to permit investment of up to twenty percent (20%) of the Fund in investment grade instruments that are not insured. Based on its review and facts stated above, the board concluded that the Fund's investment performance was satisfactory.

MANAGEMENT FEES AND EXPENSE RATIO

The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the actual fee rate (the "Actual Management Fee") paid by the Fund.

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

In connection with its consideration of the Fund's management fees, the board also received information on an affiliate of UBS Global AM's standard institutional account fees for accounts of a similar investment type to the Fund. The board noted that these fees were lower than the Contractual Management Fee and Actual Management Fee for the Fund, but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the Fund's legal counsel discussing court decisions regarding the limited usefulness of such comparisons.

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were in the fifth quintile in its Expense Group (i.e., eight out of eight for the periods included in the Lipper report). The board noted that UBS Global AM currently has a fee waiver in place whereby it waives 30 basis points (0.30%) from its Contractual Management Fee and that the fee waiver will continue indefinitely unless the board agrees to a change in the waiver. In addition, the board also noted that the Fund's total expenses were the highest out of the eight funds in its Expense Group. The board noted that the Fund's high Actual Total Expenses was the result of the Fund's high Actual Management Fee and its high custodian fee. Management noted that the Fund's custodian fees appear to be higher than those of other funds in its Expense Group because accounting costs are also included in the Fund's custodian fees, which may not be the case for some of its peers in the Fund's Expense Group. Management also noted that it had increased its fee waiver by one-half (from 0.20% to 0.30%) during the course of the past year but that the impact of the increased waiver was not fully reflected in the Lipper data. The Board considered that the fee was more acceptable once the fee waiver was taken into account. Management noted that the Fund's Actual Management Fee was higher than its peers, if only by less than one-quarter of one percent, primarily because of the higher degree of leverage of the Fund. If the Actual Management Fees in the peer group were adjusted for the relative degrees of leverage to facilitate a more meaningful comparison, the Fund's Actual Management Fee would be more consistent with the peer median. Management added that it would attempt to negotiate a reduction in the Fund's custodian fees.

Taking all of the above into consideration, the board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Agreement.

ADVISOR PROFITABILITY

The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE

The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential realization of further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

In conducting its review, the board noted that the Fund's Contractual Management Fee did not contain any breakpoints. Further, the board noted that advisory agreements of closed-end funds usually do not contain breakpoints. Management informed the board that the Fund, as a closed-end investment company, was not expected to materially increase in size; thus, UBS Global AM would not benefit from economies of scale. The Board members considered whether economies of scale could be realized because UBS Global AM advises other similar funds, and, based on their experience, the board accepted UBS Global AM's explanation that significant economies of scale would not be realized because of the nature of the market in which the Fund invests did not provide significant savings.

OTHER BENEFITS TO UBS GLOBAL AM

The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

DIRECTORS

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

William D. White

PRINCIPAL OFFICERS

W. Douglas Beck
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Elbridge T. Gerry III
VICE PRESIDENT

Kevin McIntyre
VICE PRESIDENT

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(c) OF THE INVESTMENT COMPANY ACT OF 1940 THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET AT MARKET PRICES.

THIS REPORT IS SENT TO THE SHAREHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


(C) 2005 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]
                                                                     Presorted
UBS GLOBAL ASSET MANAGEMENT (US) INC.                                Standard
51 West 52nd Street                                                  US Postage
New York, NY 10019-6114                                                PAID
                                                                   Smithtown, NY
                                                                    Permit 700

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management
(US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:     /s/ W. Douglas Beck
        -------------------
        W. Douglas Beck
        President

Date:   December 8, 2005
        ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ W. Douglas Beck
        -------------------
        W. Douglas Beck
        President

Date:   December 8, 2005
        ----------------

By:     /s/ Thomas Disbrow
        ------------------
        Thomas Disbrow
        Vice President and Treasurer

Date:   December 8, 2005
        ----------------